MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST     Two World Trade Center,
LETTER TO THE SHAREHOLDERS November 30, 1998           New York, New York 10048


DEAR SHAREHOLDER:

The six-month period ended November 30 was a tumultuous one for both U.S. and foreign financial markets. During this period, stock markets around the world corrected sharply. In August, the government of Russia defaulted on its debt, which almost caused the collapse of a major hedge fund in September. In early October, stock markets rebounded as the Federal Reserve Board and central banks around the world began an avalanche of interest rate reductions.

For the six-month period under review, long-term interest rates declined from
5.80 percent to 5.08 percent, and the stock market, as measured by the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), increased 7.48 percent. Despite weak results in U.S. manufacturing, the overall economy continued its pattern of moderate growth.

During these six months, the S&P Financial Index lagged the S&P 500 significantly, declining by 2.03 percent. This was because the S&P Financial Index had its first negative earnings surprise in many quarters, with third quarter earnings declining 15 percent as trading losses were incurred in Russia and elsewhere. Financial services is by nature a highly leveraged business with long-term debt to capital at 50 percent for the S&P Financial Index versus 29 percent for the S&P Industrial Index.


PERFORMANCE

For the six-month period ending November 30, Morgan Stanley Dean Witter Financial Services Trust's Class B shares returned -0.42 percent versus a -6.49 percent return for the Lipper Financial Services Index and a 7.48 percent return for the S&P 500. The Trust's Class A, C and D shares posted returns of
0.00 percent, -0.42 percent and 0.21 percent, respectively, for the six-month period.

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
LETTER TO THE SHAREHOLDERS November 30, 1998, continued

POSITIONING OF THE FUND

The Fund benefited from its focus on sectors within financial services that are less exposed to credit risk. These areas included financial-processing stocks, such as Automatic Data Processing, banks involved in transaction processing, such as The Bank of New York, and wealth-management companies, such as AIG and Schwab.

The Fund had 23 percent of its assets in bank stocks at the end of the period, versus the S&P Financial Index's 44 percent weighting. Half of the banks held in the portfolio were focused on the wealth management business. The Fund held 20 percent of its assets in insurance stocks versus 22 percent for the Index. The Fund was overweighted in life insurance, with minimal exposure to property and casualty insurance. The Fund was overweighted in brokerage firms, at 10 percent versus 3 percent for the Index, and in investment managers at 3 percent versus 1 percent. In addition, we are focusing on companies, such as Intuit and CheckFree, that are leaders in the emerging electronic financial services segment. Financial transactions completed over the Internet cost fractions of what transactions performed over the phone or in person cost. This significant cost savings is leading to wider consumer usage, which should continue in the next five to ten years.


LOOKING AHEAD

We continue to believe that the Fund's focus on the sectors of financial services that are best positioned to benefit from consolidation, deregulation and technological progress will serve it well. The Fund should also benefit from the increased usage of electronic banking that we expect to occur in 1999. We expect that continued growth in the wealth-management business will also work in the Fund's favor.

We appreciate your ongoing support of Morgan Stanley Dean Witter Financial Services Trust and look forward to continuing to serve your investment needs and objectives.


Very truly yours,

[GRAPHIC OMITTED]




CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
PORTFOLIO OF INVESTMENTS November 30, 1998 (unaudited)




    NUMBER OF
      SHARES                                                        VALUE
-----------------                                            ------------------
                    COMMON STOCKS (94.5%)
                    Banks -- Midwest (5.1%)
  56,000            Comerica, Inc. .......................   $  3,612,000
  82,500            Fifth Third Bancorp ..................      5,475,937
  50,000            Firstar Corp. ........................      3,662,500
  96,000            Northern Trust Corp. .................      7,740,000
                                                             ------------
                                                               20,490,437
                                                             ------------
                    Banks -- Money Center (3.5%)
160,000             Chase Manhattan Corp. ................     10,150,000
 78,000             Citigroup Inc. .......................      3,914,625
                                                             ------------
                                                               14,064,625
                                                             ------------
                    Banks -- North East (9.0%)
217,000             Bank of New York Co., Inc. ...........      7,432,250
238,000             First Union Corp. ....................     14,458,500
 45,000             Fleet Financial Group, Inc. ..........      1,875,937
 70,000             Mellon Bank Corp. ....................      4,405,625
115,000             State Street Corp. ...................      7,891,875
                                                             ------------
                                                               36,064,187
                                                             ------------
                    Banks -- South East (3.7%)
 93,000             AmSouth Bancorporation ...............      3,929,250
 30,000             Crestar Financial Corp. ..............      1,991,250
100,000             National Commerce
                    Bancorporation .......................      1,806,250
 51,000             SunTrust Banks, Inc. .................      3,560,437
 40,000             Wachovia Corp. .......................      3,492,500
                                                             ------------
                                                               14,779,687
                                                             ------------
                    Banks -- West (0.7%)
 55,000             Zions Bancorporation .................      2,777,500
                                                             ------------
                    Computer Software (2.2%)
 51,000             Citrix Systems, Inc.* ................      4,233,000
 75,000             Compuware Corp.* .....................      4,668,750
                                                             ------------
                                                                8,901,750
                                                             ------------
                    Computers -- Equipment (3.8%)
 30,000             EMC Corp.* ...........................      2,175,000
 45,000             International Business Machines
                    Corp. ................................      7,425,000
 75,000             Sun Microsystems, Inc.* ..............      5,545,312
                                                             ------------
                                                               15,145,312
                                                             ------------
                    Credit Card (5.3%)
 73,000             Capital One Financial Corp. ..........      8,030,000
144,000             Providian Financial Corp. ............     13,221,000
                                                             ------------
                                                               21,251,000
                                                             ------------


    NUMBER OF
      SHARES                                                        VALUE
-----------------                                            ------------------
                    Disability Insurance (1.0%)
100,000             Provident Companies, Inc. ............   $  3,843,750
                                                             ------------
                    Diversified Financial Services (7.5%)
 60,000             American Express Co. .................      6,003,750
 50,000             Associates First Capital Corp.
                    (Class A) ............................      3,893,750
150,000             Equitable Companies, Inc. ............      8,287,500
 87,000             General Electric Co. .................      7,873,500
 35,000             Transamerica Corp. ...................      3,718,750
                                                             ------------
                                                               29,777,250
                                                             ------------
                    E.D.P. Services (1.0%)
 50,000             Automatic Data Processing, Inc. ......      3,850,000
                                                             ------------
                    Finance -- Leasing (0.4%)
 60,000             CIT Group, Inc. (Class A) ............      1,683,750
                                                             ------------
                    Financial & Data Servicing (8.6%)
100,000             Ceridian Corp.* ......................      6,506,250
236,000             CheckFree Holdings Corp.* ............      3,835,000
 17,500             Great Plains Software, Inc.* .........        686,875
215,000             Intuit, Inc.* ........................     12,443,125
178,750             NOVA Corp.* ..........................      5,686,484
100,000             Paychex, Inc. ........................      4,975,000
                                                             ------------
                                                               34,132,734
                                                             ------------
                    Insurance & Financial Services (1.0%)
 62,000             Ambac Financial Group, Inc. ..........      3,782,000
                                                             ------------
                    Insurance Brokers/Services (1.6%)
 30,000             Aon Corp. ............................      1,728,750
 82,000             Marsh & McLennan Companies,
                    Inc. .................................      4,771,375
                                                             ------------
                                                                6,500,125
                                                             ------------
                    Internet (3.3%)
 44,000             America Online, Inc.* ................      3,852,750
 54,700             Inktomi Corp.* .......................      7,305,869
 10,000             Yahoo! Inc.* .........................      1,919,375
                                                             ------------
                                                               13,077,994
                                                             ------------
                    Investment Bankers/Brokers/
                    Services (10.2%)
 84,000             Lehman Brothers Holdings, Inc. .......      4,194,750
190,000             Merrill Lynch & Co., Inc. ............     14,250,000
197,000             Paine Webber Group, Inc. .............      8,052,375
250,000             Schwab (CHARLES) Corp. ...............     14,093,750
                                                             ------------
                                                               40,590,875
                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
PORTFOLIO OF INVESTMENTS November 30, 1998 (unaudited) continued


 NUMBER OF
  SHARES                                                     VALUE
----------                                              --------------
             Investment Managers (3.1%)
205,000      Federated Investors, Inc. (Class B)        $ 3,446,563
150,000      Franklin Resources, Inc. ...............     6,412,500
 60,000      Kansas City Southern Industries,
             Inc. ...................................     2,561,250
                                                        -----------
                                                         12,420,313
                                                        -----------
             Life Insurance (10.2%)
 36,000      AEGON N.V. (Netherlands) ...............     3,857,749
210,000      AFLAC Inc. .............................     7,743,750
 60,000      American General Corp. .................     4,226,250
 62,500      Mony Group Inc.* .......................     1,933,594
201,500      Nationwide Financial Services,
             Inc. (Class A) .........................     9,697,188
 58,000      Protective Life Corp. ..................     2,258,375
 84,000      ReliaStar Financial Corp. ..............     3,948,000
 90,000      SunAmerica Inc. ........................     7,132,500
                                                        -----------
                                                         40,797,406
                                                        -----------
             Mortgage Related (4.0%)
 55,000      Fannie Mae .............................     4,001,250
170,000      Freddie Mac ............................    10,285,000
 15,000      LandAmerica Financial Group,
             Inc. ...................................       919,687
 20,000      MGIC Investment Corp. ..................       878,750
                                                        -----------
                                                         16,084,687
                                                        -----------
             Multi-Line Insurance (3.6%)
 70,000      American International Group,
             Inc. ...................................     6,580,000
 60,000      Chubb Corp. ............................     4,203,750
100,000      St. Paul Companies, Inc. ...............     3,525,000
                                                        -----------
                                                         14,308,750
                                                        -----------
             Non-U.S. Banks (1.0%)
164,000      Argentaria Corporacion Bancaria
             de Espana S.A. (Spain) .................     3,813,426
                                                        -----------
             On Line Trade (1.0%)
142,000      E*TRADE Group, Inc.* ...................     3,834,000
                                                        -----------
             Reinsurers (2.0%)
 35,000      General Re Corp. .......................     8,172,500
                                                        -----------
             Savings & Loan Associations (0.8%)
150,000      TeleBanc Financial Corp.* ..............     3,365,625
                                                        -----------
             Specialty Insurers (0.9%)
100,000      Mutual Risk Management Ltd.
             (Bermuda) ..............................     3,668,750
                                                        -----------
             TOTAL COMMON STOCKS
             (Identified Cost $330,516,181)..........   377,178,433
                                                        -----------






 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                   VALUE
-----------                                             ---------------
              SHORT-TERM INVESTMENTS (3.9%)
              U.S. GOVERNMENT AGENCY (a) (3.9%)
$ 15,500      Federal Home Loan Banks 5.15%
              due 12/01/98 (Amortized Cost
              $15,500,000) ..........................   $ 15,500,000
                                                        ------------
              REPURCHASE AGREEMENT (0.0%)
     227      The Bank of New York
              4.625% due 12/01/98
               (dated 11/30/98; proceeds
              $227,394) (b)
              (Identified Cost $227,365) ............        227,365
                                                        ------------
              TOTAL SHORT-TERM INVESTMENTS
              (Identified Cost $15,727,365)..........     15,727,365
                                                        ------------


TOTAL INVESTMENTS
(Identified Cost $346,243,546) (c)       98.4%     392,905,798
OTHER ASSETS IN EXCESS OF
LIABILITIES ......................        1.6        6,293,140
                                        -----      -----------
NET ASSETS .......................      100.0%    $399,198,938
                                        =====     ============

--------------------------------
*    Non-income producing security.

(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b) Collateralized by $55,000 U.S. Treasury Bond 10.00% due 05/15/10 valued at $70,465, $23,207 U.S. Treasury Note 6.00% due 07/31/02
     valued at $24,694, $72,000 U.S. Treasury Note 5.75% due 10/31/02
     valued at $75,021 and $58,918 U.S. Treasury Note 5.50% due 01/31/03 valued at $61,778.

(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $48,932,795 and the aggregate gross unrealized depreciation is $2,270,543, resulting in net unrealized appreciation of $46,662,252.





                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
November 30, 1998 (unaudited)

ASSETS :
Investments in securities, at value
  (identified cost $346,243,546) ..................................  $392,905,798
Receivable for:
   Investments sold ...............................................    13,866,886
   Shares of beneficial interest sold .............................       518,911
   Dividends ......................................................       205,085
   Foreign withholding taxes reclaimed ............................        38,102
Deferred organizational expenses ..................................        39,591
Prepaid expenses and other assets .................................       112,706
                                                                     ------------
   TOTAL ASSETS ...................................................   407,687,079
                                                                     ------------
LIABILITIES:
Payable for:
   Investments purchased ..........................................     4,717,561
   Shares of beneficial interest repurchased ......................     3,162,087
   Plan of distribution fee .......................................       326,550
   Investment management fee ......................................       246,844
Accrued expenses ..................................................        35,099
                                                                     ------------
   TOTAL LIABILITIES ..............................................     8,488,141
                                                                     ------------
   NET ASSETS .....................................................  $399,198,938
                                                                     ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...................................................  $316,206,173
Net unrealized appreciation .......................................    46,664,513
Net investment loss ...............................................       (44,021)
Accumulated undistributed net realized gain .......................    36,372,273
                                                                     ------------
   NET ASSETS .....................................................  $399,198,938
                                                                     ============
CLASS A SHARES:
Net Assets ........................................................  $  3,177,497
Shares Outstanding (unlimited authorized, $.01 par value) .........       220,124
   NET ASSET VALUE PER SHARE ......................................  $      14.44
                                                                     ============
   MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value) ..............  $      15.24
                                                                     ============
CLASS B SHARES:
Net Assets ........................................................  $387,004,587
Shares Outstanding (unlimited authorized, $.01 par value) .........    27,019,418
   NET ASSET VALUE PER SHARE ......................................  $      14.32
                                                                     ============
CLASS C SHARES:
Net Assets ........................................................  $  7,441,429
Shares Outstanding (unlimited authorized, $.01 par value) .........       519,771
   NET ASSET VALUE PER SHARE ......................................  $      14.32
                                                                     ============
CLASS D SHARES:
Net Assets ........................................................  $  1,575,425
Shares Outstanding (unlimited authorized, $.01 par value) .........       109,594
   NET ASSET VALUE PER SHARE ......................................  $      14.38
                                                                     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the six months ended November 30, 1998 (unaudited)

NET INVESTMENT LOSS:
INCOME
Interest ............................................................   $   1,971,148
Dividends (net of $18,303 foreign withholding tax) ..................       1,746,339
                                                                        -------------
   TOTAL INCOME .....................................................       3,717,487
                                                                        -------------
EXPENSES
Plan of distribution fee (Class A shares) ...........................           3,700
Plan of distribution fee (Class B shares) ...........................       1,879,170
Plan of distribution fee (Class C shares) ...........................          32,340
Investment management fee ...........................................       1,445,687
Transfer agent fees and expenses ....................................         245,885
Registration fees ...................................................          55,929
Shareholder reports and notices .....................................          32,273
Professional fees ...................................................          27,664
Custodian fees ......................................................          21,474
Trustees' fees and expenses .........................................           6,780
Organizational expenses .............................................           6,123
Other ...............................................................           4,483
                                                                        -------------
   TOTAL EXPENSES ...................................................       3,761,508
                                                                        -------------
   NET INVESTMENT LOSS ..............................................         (44,021)
                                                                        -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
   Investments ......................................................       7,622,159
   Foreign exchange transactions ....................................              65
                                                                        -------------
   NET GAIN .........................................................       7,622,224
                                                                        -------------
Net change in unrealized appreciation on:
   Investments ......................................................     (10,477,624)
   Translation of other assets and liabilities denominated in foreign
     currencies .....................................................           2,167
                                                                        -------------
   NET DEPRECIATION .................................................     (10,475,457)
                                                                        -------------
   NET LOSS .........................................................      (2,853,233)
                                                                        -------------
NET DECREASE ........................................................   $  (2,897,254)
                                                                        =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                           FOR THE SIX       FOR THE YEAR
                                                           MONTHS ENDED          ENDED
                                                        NOVEMBER 30, 1998    MAY 31, 1998*
                                                       ------------------- ----------------
                                                             (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................    $     (44,021)     $ (1,014,831)
Net realized gain ....................................        7,622,224        36,711,229
Net change in unrealized appreciation ................      (10,475,457)       52,567,299
                                                          -------------      ------------
   NET INCREASE (DECREASE) ...........................       (2,897,254)       88,263,697
                                                          -------------      ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A shares ....................................               --            (3,881)
   Class B shares ....................................               --          (455,578)
   Class C shares ....................................               --            (2,430)
   Class D shares ....................................               --            (1,110)
Net realized gain
   Class A shares ....................................               --           (10,962)
   Class B shares ....................................               --        (3,673,879)
   Class C shares ....................................               --           (12,423)
   Class D shares ....................................               --            (2,737)
                                                          -------------      ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................               --        (4,163,000)
                                                          -------------      ------------
Net increase from transactions in shares of beneficial
  interest ...........................................       24,302,188       117,042,732
                                                          -------------      ------------
   NET INCREASE ......................................       21,404,934       201,143,429
NET ASSETS:
Beginning of period ..................................      377,794,004       176,650,575
                                                          -------------      ------------
  END OF PERIOD
   (Including a net investment loss of $44,021 and $0,
   respectively) .....................................    $ 399,198,938      $377,794,004
                                                          =============      ============

---------------------
*  Class A, Class C and Class D shares were issued July 28, 1997.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1998 (unaudited)



1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Financial Services Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing at least 65% of its total assets in the equity securities of companies in the financial services and financial services related industries. The Fund was organized as a Massachusetts business trust on November 8, 1996 and commenced operations on February 26, 1997. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. ("the Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1998 (unaudited) continued

securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and
(5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.


C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.


D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.


E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1998 (unaudited) continued

transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.


F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.


G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


H. ORGANIZATIONAL EXPENSES -- The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $61,100 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1998 (unaudited) continued

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $14,268,809 at November 30, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1998 (unaudited) continued

broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $629,793 and $6,237, respectively and received $36,361 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 1998 aggregated $460,400,405 and $443,849,123, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $69,593,287 and $80,452,747, respectively.

For the six months ended November 30, 1998, the Fund incurred brokerage commissions of $18,272 with DWR for portfolio transactions executed on behalf of the Fund. At November 30, 1998, the Fund's receivable for investments sold included unsettled trades with DWR of $1,475,079.

For the six months ended November 30, 1998, the Fund incurred brokerage commissions of $102,533 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At November 30, 1998, the Fund's payable for investments purchased included unsettled trades with Morgan Stanley & Co. of $850,881.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 1998, the Fund had transfer agent fees and expenses payable of approximately $500.

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1998 (unaudited) continued

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                                FOR THE SIX                      FOR THE YEAR
                                                               MONTHS ENDED                         ENDED
                                                             NOVEMBER 30, 1998                  MAY 31, 1998*
                                                      ------------------------------- ----------------------------------
                                                                (unaudited)
                                                           SHARES          AMOUNT          SHARES            AMOUNT
                                                      --------------- --------------- ---------------- -----------------
CLASS A SHARES
Sold ................................................       256,329    $   3,739,270         300,963    $    4,241,757
Reinvestment of dividends and distributions .........            --               --           1,064            13,954
Repurchased .........................................      (191,976)      (2,872,766)       (146,256)       (2,205,269)
                                                           --------    -------------        --------    --------------
Net increase -- Class A .............................        64,353          866,504         155,771         2,050,442
                                                           --------    -------------        --------    --------------
CLASS B SHARES
Sold ................................................     6,159,039       87,470,573      19,573,073       253,166,642
Reinvestment of dividends and distributions .........            --               --         293,365         3,846,011
Repurchased .........................................    (4,878,862)     (67,622,067)    (11,707,449)     (147,225,462)
                                                         ----------    -------------     -----------    --------------
Net increase -- Class B .............................     1,280,177       19,848,506       8,158,989       109,787,191
                                                         ----------    -------------     -----------    --------------
CLASS C SHARES
Sold ................................................       243,407        3,468,060         381,780         5,334,663
Reinvestment of dividends and distributions .........            --               --           1,101            14,425
Repurchased .........................................       (91,182)      (1,238,724)        (15,335)         (211,713)
                                                         ----------    -------------     -----------    --------------
Net increase -- Class C .............................       152,225        2,229,336         367,546         5,137,375
                                                         ----------    -------------     -----------    --------------
CLASS D SHARES
Sold ................................................       203,909        2,667,714         159,352         2,256,843
Reinvestment of dividends and distributions .........            --               --              46               610
Repurchased .........................................       (99,912)      (1,309,872)       (153,801)       (2,189,729)
                                                         ----------    -------------     -----------    --------------
Net increase -- Class D .............................       103,997        1,357,842           5,597            67,724
                                                         ----------    -------------     -----------    --------------
Net increase in Fund ................................     1,600,752    $  24,302,188       8,687,903    $  117,042,732
                                                         ==========    =============     ===========    ==============

---------------
* For Class A, C and D shares, for the period July 28, 1997 (issue date) through May 31, 1998.

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
NOTES TO FINANCIAL STATEMENTS November 30, 1998 (unaudited) continued

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.


At November 30, 1998, there were no outstanding forward contracts.

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:




                                                                                                              FOR THE PERIOD
                                                                  FOR THE SIX            FOR THE YEAR       FEBRUARY 26, 1997*
                                                                 MONTHS ENDED                ENDED               THROUGH
                                                              NOVEMBER 30, 1998++      MAY 31, 1998**++        MAY 31, 1997
                                                           ------------------------   ------------------   -------------------
                                                                  (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA
Net asset value, beginning of period ...................              $    14.38           $    10.05           $  10.00
                                                                      ----------           ----------           ------------
Income (loss) from investment operations:
 Net investment income (loss) ..........................                     --               ( 0.05)               0.01
 Net realized and unrealized gain (loss) ...............                 ( 0.06)                4.58                0.04
                                                                      ----------           ----------           ------------
Total income (loss) from investment operations .........                 ( 0.06)                4.53                0.05
                                                                      ----------           ----------           ------------
Less dividends and distributions from:
 Net investment income .................................                     --               ( 0.02)                 --
 Net realized gain .....................................                     --               ( 0.18)                 --
                                                                      ----------           ----------           ------------
Total dividends and distributions ......................                     --               ( 0.20)                 --
                                                                      ----------           ----------           ------------
Net asset value, end of period .........................              $    14.32           $    14.38           $  10.05
                                                                      ==========           ==========           ============
TOTAL RETURN+ ..........................................                  ( 0.42)%(1)           45.25 %             0.50%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................                    1.96 %(2)(3)         1.98 %             2.23%(2)
Net investment income (loss) ...........................                  ( 0.03)%(2)(3)       ( 0.38)%             0.64%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................                $387,005             $370,181           $176,651
Portfolio turnover rate ................................                     126 %(1)              99 %               17%(1)

-------------
*    Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                                    FOR THE PERIOD
                                                                FOR THE SIX         JULY 28, 1997*
                                                               MONTHS ENDED             THROUGH
                                                             NOVEMBER 30, 1998       MAY 31, 1998
                                                         ------------------------ ------------------
                                                                (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA
Net asset value, beginning of period ...................           $ 14.44             $ 11.51
                                                                   -------             -------
Income from investment operations:
 Net investment income .................................             0.05                0.04
 Net realized and unrealized gain (loss) ...............           ( 0.05)               3.13
                                                                   -------             -------
Total income from investment operations ................              --                 3.17
                                                                   -------             -------
Less dividends and distributions from:
 Net investment income .................................              --               ( 0.06)
 Net realized gain .....................................              --               ( 0.18)
                                                                   -------             -------
Total dividends and distributions ......................              --               ( 0.24)
                                                                   -------             -------
Net asset value, end of period .........................           $ 14.44             $ 14.44
                                                                   =======             =======
TOTAL RETURN+ ..........................................              0.00 %(1)          27.74 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................              1.21 %(2)(3)        1.23 %(2)
Net investment income ..................................              0.72 %(2)(3)        0.34 %(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................            $3,177              $2,249
Portfolio turnover rate ................................               126 %(1)             99 %
CLASS C SHARES++
SELECTED PER SHARE DATA
Net asset value, beginning of period ...................           $ 14.38             $ 11.51
                                                         -----------------        ------------
Income (loss) from investment operations:
 Net investment loss ...................................              --                ( 0.05)
 Net realized and unrealized gain (loss) ...............            ( 0.06)               3.13
                                                         -----------------        ------------
Total income (loss) from investment operations .........            ( 0.06)               3.08
                                                         -----------------        ------------
Less dividends and distributions from:
 Net investment income .................................              --                ( 0.03)
 Net realized gain .....................................              --                ( 0.18)
                                                         -----------------        ------------
Total dividends and distributions ......................              --                ( 0.21)
                                                         -----------------        ------------
Net asset value, end of period .........................           $ 14.32             $ 14.38
                                                         =================        ============
TOTAL RETURN+ ..........................................            ( 0.42)%(1)          26.95 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................              1.96 %(2)(3)        1.96 %(2)
Net investment loss ....................................            ( 0.03)%(2)(3)      ( 0.42)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................            $7,441              $5,284
Portfolio turnover rate ................................               126 %(1)             99 %

--------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FINANCIAL SERVICES TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                           FOR THE PERIOD
                                                         FOR THE SIX       JULY 28, 1997*
                                                        MONTHS ENDED          THROUGH
                                                      NOVEMBER 30, 1998     MAY 31, 1998
                                                   ---------------------- ---------------
                                                         (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA
Net asset value, beginning of period .............     $    14.35            $  11.51
                                                       ----------            --------
Income from investment operations:
 Net investment income ...........................           0.05                0.08
 Net realized and unrealized gain (loss) .........         ( 0.02)               3.01
                                                       ----------            --------
Total income from investment operations ..........           0.03                3.09
                                                       ----------            --------
Less dividends and distributions from:
 Net investment income ...........................             --              ( 0.07)
 Net realized gain ...............................             --              ( 0.18)
                                                       ----------            --------
Total dividends and distributions ................             --              ( 0.25)
                                                       ----------            --------
Net asset value, end of period ...................     $    14.38            $  14.35
                                                       ==========            ========
TOTAL RETURN+ ....................................           0.21%(1)           27.03%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses .........................................           0.96%(2)(3)         0.94%(2)
Net investment income ............................           0.97%(2)(3)         0.63%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..........     $    1,575            $     80
Portfolio turnover rate ..........................            126%(1)              99%

--------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       SEE NOTES TO FINANCIAL STATEMENTS

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                                       18

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                                       19

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Michelle Kaufman
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



MORGAN STANLEY
DEAN WITTER
FINANCIAL SERVICES
TRUST


      [graphic]


SEMIANNUAL REPORT
NOVEMBER 30, 1998